UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)  (Zip Code)

Gabriel B. Wisdom

PO Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

January 31, 2013

(UNAUDITED)

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AMM FUNDS

THE FALLEN ANGELS INCOME FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Fallen Angels Value Fund
	Schedule of Investments
	January 31, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 88.60%

Consumer Discretionary - 15.37%
20,000	Activision Blizzard, Inc. *	$ 228,000
6,000	Apollo Group, Inc. Class A *	121,320
8,000	DeVry, Inc.	201,360
5,000	McGraw-Hill Companies, Inc.	287,600
15,000	Staples, Inc.	202,275
5,000	Time Warner, Inc.	252,600
3,000	Viacom, Inc. Class B	181,050
		1,474,205
Energy - 2.10%
6,000	Alpha Natural Resources, Inc. *	53,160
2,000	National Oilwell Varco, Inc.	148,280
		201,440
Financials - 16.22%
4	Berkshire Hathaway, Inc. Class A *	583,500
3,000	Berkshire Hathaway, Inc. Class B *	290,790
30,000	Gleacher & Company, Inc. *	23,100
8,000	JP Morgan Chase & Co.	376,400
4,000	Wells Fargo & Co.	139,320
10,000	Western Union Co.	142,300
		1,555,410
Healthcare - 6.16%
6,000	AmerisourceBergen Corp.	272,220
8,400	Teva Pharmaceutical Industries Ltd. ADR	319,116
		591,336
Industrials - 14.58%
20,000	Exelis, Inc.	219,800
25,000	General Electric Co.	557,000
6,000	General Motors Corp. *	168,540
4,000	Raytheon Co.	210,720
20,000	SAIC, Inc.	242,000
		1,398,060
Information Technology - 29.66%
30,000	Applied Materials, Inc.	387,300
4,000	BMC Software, Inc. *	166,200
14,000	Cisco Systems, Inc.	287,980
14,000	Dell, Inc.	185,360
25,000	Entropic Communications, Inc. *	131,000
400	Google, Inc. Class A *	302,276
25,000	GT Advanced Technologies, Inc. *	78,750
12,500	Hewlett-Packard Co.	206,375
6,000	Intel Corp.	126,240
8,000	Lender Processing Services, Inc.	192,320
26,000	Marvell Technology Group Ltd.	240,500
10,000	Microsoft Corp.	274,500
7,500	Oracle Corp.	266,325
		2,845,126
Materials - 4.51%
25,000	Alcoa, Inc.	221,000
6,000	Freeport McMoran Copper & Gold, Inc.	211,500
		432,500

TOTAL FOR COMMON STOCKS (Cost $9,517,565) - 88.60%		8,498,077

SHORT TERM INVESTMENTS - 9.21%
883,093	First American Treasury Obligation Fund Class Z 0.00% **	883,093

TOTAL SHORT TERM INVESTMENTS (Cost $883,093) - 9.21%		883,093

TOTAL INVESTMENTS (Cost $10,400,658) - 97.81%		9,381,170

OTHER ASSETS LESS LIABILITIES - 2.19%		210,335

NET ASSETS - 100.00%		$ 9,591,505

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 8,498,077	-	-	$ 8,498,077
Short-Term Investments:
First American Treasury Obligation Fund Class Z	883,093	-	-	883,093

	$ 9,381,170	-	-	$ 9,381,170

The Fund did not hold any Level 3 assets during the six months ended January 31, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

	Fallen Angels Income Fund
	Schedule of Investments
	January 31, 2013 (Unaudited)

Shares		Value

CLOSED END FUNDS - 6.33%
47,900	BlackRock Income Trust	$ 344,401
13,670	Templeton Emerging Markets Income Fund	236,354
		580,755

TOTAL FOR CLOSED END FUNDS (Cost $455,787) - 6.33%		580,755

COMMON STOCKS - 64.62%

Consumer Discretionary - 4.30%
2,100	McDonalds Corp.	200,109
4,300	Molson Coors Brewing Co. Class B	194,274
		394,383
Consumer Staples - 10.65%
3,900	Kraft Foods Group, Inc.	180,258
6,800	Mondelez International, Inc.	188,972
2,600	PepsiCo, Inc.	189,410
3,000	Procter & Gamble Co.	225,480
6,100	Sysco Corp.	193,797
		977,917
Energy - 9.80%
5,000	BP Plc. ADR	222,600
1,600	Chevron Corp.	184,240
3,800	ConocoPhillips	220,400
10,181	Nexen, Inc.	272,444
		899,684
Financials - 12.14%
7,900	Bank of New York Co., Inc.	214,564
1,000	Blackrock, Inc.	236,280
4,800	JP Morgan Chase & Co.	225,840
4,900	Oaktree Capital Group, LLC	235,396
5,800	Wells Fargo & Co.	202,014
		1,114,094
Healthcare - 12.41%
2,000	Abbott Laboratories	67,760
5,300	AbbVie Inc. *	194,457
3,200	Johnson & Johnson	236,544
2,900	Novartis AG ADR *	196,678
10,000	Pfizer, Inc.	272,800
4,500	Teva Pharmaceutical Industries Ltd. ADR	170,955
		1,139,194
Industrials - 9.66%
16,600	Exelis, Inc.	182,434
9,200	General Electric Co.	204,976
2,200	Lockheed Martin Corp.	191,114
2,000	Norfolk Southern Corp.	137,740
1,300	Union Pacific Corp.	170,898
		887,162
Information Technology - 5.66%
7,800	Intel Corp.	164,112
6,400	Microsoft Corp.	175,680
5,500	Paychex, Inc.	179,575
		519,367

TOTAL FOR COMMON STOCKS (Cost $5,250,481) - 64.62%		5,931,801

CORPORATE BONDS - 15.12%
108,000	Apria Healthcare Group, Inc. 12.375%, 11/01/14	106,785
148,000	Arch Coal, Inc. 7.25%, 10/01/20	132,460
95,000	Brown Shoe Co., Inc. 7.125%, 05/15/19	99,275
143,000	Caesars Entertainment Operating Co., Inc. 12.75%, 04/15/18	109,395
110,000	Gymboree Corp. 9.125%, 12/01/18	103,400
148,000	JC Penney Corp. 5.65%, 06/01/20	123,025
100,000	Jefferies Group, Inc. 5.125%, 04/13/18	106,500
95,000	Jones Group, Inc. 6.875%, 03/15/19	99,156
240,000	MBIA, Inc. 6.40%, 08/15/22	192,000
205,000	NRG Energy, Inc. 7.625%, 05/05/19	219,350
100,000	Nuveen Investments, Inc. 5.5% 09/15/15	97,000

TOTAL FOR CORPORATE BONDS (Cost $1,383,851) - 15.12%		1,388,346

EXCHANGE TRADED FUND-FIXED INCOME - 3.07%
11,200	PowerShares Senior Loan Port	281,568

TOTAL FOR EXCHANGE TRADED FUND-FIXED INCOME (Cost $279,998) - 3.07%		281,568

LIMITED PARTNERSHIP - 2.46%
4,800	Energy Transfer Partners L.P.	225,552

TOTAL FOR LIMITED PARTNERSHIP (Cost $220,224) - 2.46%		225,552

MORTGAGE BACKED SECURITIES - 0.62%
39,113	Credit Suisse Mortgage Capital Certificate 2006-C1 Class A3 5.711% 02/15/39	39,507
4,442	CSFB Mortgage Securities Corp. 2005-C5 Class A3 5.10% 08/15/38	4,447
11,074	GMAC Commercial Mortgage Securities, Inc. 2004-C3 Class A4 4.55% 12/10/41	11,112
2,239	JPMorgan Chase 2005-Cb13 Class A2 5.25% 01/12/43	2,254

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $56,817) - 0.62%		57,320

PREFERRED SECURITIES - 1.98%
3,760	SLM Corp. 6.97% Series A	182,172

TOTAL FOR PREFERRED SECURITIES (Cost $161,372) - 1.98%		182,172

REAL ESTATE INVESTMENT TRUST - 1.44%
5,261	Hospitality Property Trust 7.00%	131,978

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $130,128) - 1.44%		131,978

UNCLASSIFIED - 0.00%
45,000	Sea Containers Ltd. Class A (Bermuda) † *	0

TOTAL FOR UNCLASSIFIED (Cost $48,230) - 0.00%		0

SHORT TERM INVESTMENTS - 5.09%
467,060	First American Treasury Obligation Fund Class Z 0.00% **	467,060

TOTAL SHORT TERM INVESTMENTS (Cost $467,060) - 5.09%		467,060

TOTAL INVESTMENTS (Cost $8,453,948) - 100.73%		9,246,552

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.73)%		(66,856)

NET ASSETS - 100.00%		$ 9,179,696

ADR - American Depository Receipt.
† This security has been valued according to the fair value pricing policies of the Fund.
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2013.
The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Schedule of Call Options Written
January 31, 2013 (Unaudited)

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

BlackRock, Inc.
February 2013 Call@ $240.00	1,000	$ 1,750

BP Plc.
February 2013 Call@ $45.00	5,000	450

JPMorgan Chase & Co.
March 2013 Call@ $48.00	4,800	3,936

Lockheed Martin Corp.
February 2013 Call@ $92.50	2,200	242

McDonald's Corp.
February 2013 Call@ $95.00	2,100	2,100

Mondelez International, Inc.
February 2013 Call@ $28.00	6,800	1,972

Total (Premiums Received $14,127)		$ 10,450

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total

Closed End Funds	$ 580,755	-	-	$ 580,755
Common Stocks	5,931,801	-	-	5,931,801
Corporate Bonds	1,388,346			1,388,346
Exchange Traded Fund	281,568			281,568
Limited Partnership	225,552	-	-	225,552
Mortgage Backed Securities	57,320	-	-	57,320
Preferred Securities	182,172	-	-	182,172
Real Estate Investment Trust	131,978			131,978
Short-Term Investments:
First American Treasury Obligation Fund Class Z	467,060	-	-	467,060

Total	$ 9,246,552	-	-	$ 9,246,552

Investments in Securities Sold Short and Written Options (Liabilities)	Level 1	Level 2	Level 3	Total

Call Options	$ 10,450	-	-	$ 10,450

Total	$ 10,450	-	-	$ 10,450

The Fund did not hold any Level 3 assets during the six months ended January 31, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Assets and Liabilities
January 31, 2013 (Unaudited)

Assets:	Value Fund	Income Fund
Investments in Securities, at Value (Cost $10,400,658 and $8,453,948)	$ 9,381,170	$ 9,246,552
Receivables:
Dividends and Interest	4,875	40,273
Securities Sold	217,773	5,279
Shareholder Purchases	-	7,045
Prepaid Expenses	10,810	11,108
Total Assets	9,614,628	9,310,257
Liabilities:
Call Options Written (premiums received $14,127)	-	10,450
Payables:
Management Fees	8,166	7,763
Administrative Fees	2,042	1,941
Distribution Fees	2,035	1,917
Securities Purchased	-	92,753
Trustee Fees	270	270
Shareholder Redemptions	-	4,988
Other Expenses	10,610	10,479
Total Liabilities	23,123	130,561
Net Assets	$ 9,591,505	$ 9,179,696

Net Assets Consist of:
Paid In Capital	$ 13,179,860	$ 13,370,552
Accumulated Undistributed Net Investment Income (Loss)	(14,931)	196,243
Accumulated Realized Loss on Investments	(2,553,936)	(5,183,380)
Unrealized Appreciation (Depreciation) in Value of Investments	(1,019,488)	796,281
Net Assets, for 1,141,610 and 1,099,722 Shares Outstanding	$ 9,591,505	$ 9,179,696

Net Asset Value Per Share	$ 8.40	$ 8.35

The accompanying notes are an integral part of these financial statements.

AMM Funds
Statements of Operations
For the six months ended January 31, 2013 (Unaudited)

Investment Income:	Value Fund	Income Fund
Dividends (net of foreign withholding of $777 and $238, respectively)	$ 105,312	$ 159,368
Interest	2	71,648
Total Investment Income	105,314	231,016

Expenses:
Advisory Fees (Note 3)	49,511	46,508
Administrative Fees (Note 3)	12,378	11,627
Distribution (12b-1) Fees (Note 3)	12,378	11,627
Transfer Agent Fees	15,276	15,276
Registration Fees	11,418	11,135
Custodian Fees	3,193	4,293
Audit Fees	5,634	6,439
Legal Fees	6,786	6,737
Trustee Fees	2,017	2,017
Printing and Mailing Fees	159	157
Miscellaneous Fees	1,002	982
Insurance Fees	493	479
Total Expenses	120,245	117,277

Net Investment Income (Loss)	(14,931)	113,739

Realized and Unrealized Gain on:
Realized Gain on Investments	219,745	138,214
Realized Gain on Options	-	4,792
Capital Gain Distributions from Portfolio Companies	-	-
Net Change in Unrealized Appreciation on:
Investments	498,695	250,585
Options	-	4,925
Net Realized and Unrealized Gain on Investments	718,440	398,516

Net Increase in Net Assets Resulting from Operations	$ 703,509	$ 512,255

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2013	7/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (14,931)	$ (28,450)
Net Realized Gain on Investments	219,745	45,872
Unrealized Appreciation (Depreciation) on Investments	498,695	(870,445)
Net Increase (Decrease) in Net Assets Resulting from Operations	703,509	(853,023)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	-

Capital Share Transactions	(1,212,169)	(1,876,873)

Total Decrease in Net Assets	(508,660)	(2,729,896)

Net Assets:
Beginning of Period	10,100,165	12,830,061

End of Period (Including Undistributed Net Investment Loss
of $14,931 and $0, respectively)	$ 9,591,505	$ 10,100,165

The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2013	7/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 113,739	$ 312,465
Net Realized Gain on Investments & Options	143,006	101,817
Capital Gain Distributions from Portfolio Companies	-	23,123
Unrealized Appreciation on Investments & Options	255,510	76,442
Net Increase in Net Assets Resulting from Operations	512,255	513,847

Distributions to Shareholders:
Net Investment Income	(75,965)	(288,230)
Realized Gain	-	-
Total Distributions Paid to Shareholders	(75,965)	(288,230)

Capital Share Transactions	(580,716)	(1,968,322)

Total Decrease in Net Assets	(144,426)	(1,742,705)

Net Assets:
Beginning of Period	9,324,122	11,066,827

End of Period (Including Undistributed Net Investment Income of $196,188 and $158,469, respectively)
	$ 9,179,696	$ 9,324,122

The accompanying notes are an integral part of these financial statements.

Fallen Angels Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended				Years Ended
	1/31/2013		7/31/2012	7/31/2011	7/31/2010	7/31/2009	7/31/2008

Net Asset Value, at Beginning of Period	$ 7.82		$ 8.35	$ 7.77	$ 7.59	$ 9.14	$ 10.32

Income From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.02)	(0.06)	(0.08)	(0.04)	0.01
Net Gain (Loss) on Securities (Realized and Unrealized)	0.59		(0.51)	0.64	0.27	(1.51)	(1.10)
Total from Investment Operations	0.58		(0.53)	0.58	0.19	(1.55)	(1.09)

Distributions:
Net Investment Income	-		-	-	(0.01)	-	(0.09)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		-	-	(0.01)	-	(0.09)

Net Asset Value, at End of Period	$ 8.40		$ 7.82	$ 8.35	$ 7.77	$ 7.59	$ 9.14

Total Return **	7.42%		(6.35)%	7.46%	2.45%	(16.96)%	(10.63)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,592		$ 10,100	$ 12,830	$ 13,077	$ 14,087	$ 18,507
Before Waivers
Ratio of Expenses to Average Net Assets	2.43%	†	2.25%	2.17%	2.19%	2.18%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.30)%	†	(0.26)%	(0.68)%	(0.96)%	(0.57)%	0.13%
After Waivers
Ratio of Expenses to Average Net Assets	2.43%	†	2.25%	2.17%	2.19%	2.18%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.30)%	†	(0.26)%	(0.68)%	(0.96)%	(0.57)%	0.13%
Portfolio Turnover	3.37%		49.23%	118.43%	286.18%	215.67%	451.20%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends. Not annualized for periods of less than one year.
† Annualized
The accompanying notes are an integral part of these financial statements.

Fallen Angels Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended			Years Ended
	1/31/2013		7/31/2012	7/31/2011	7/31/2010	7/31/2009	7/31/2008

Net Asset Value, at Beginning of Period	$ 7.96		$ 7.74	$ 7.36	$ 6.64	$ 7.81	$ 9.54

Income From Investment Operations:
Net Investment Income *	0.10		0.24	0.23	0.24	0.30	0.56
Net Gain (Loss) on Securities (Realized and Unrealized)	0.36		0.20	0.40	0.72	(1.26)	(1.61)
Total from Investment Operations	0.46		0.44	0.63	0.96	(0.96)	(1.05)

Distributions:
Net Investment Income	(0.07)		(0.22)	(0.25)	(0.24)	(0.21)	(0.62)
Realized Gains	-		-	-	-	-	(0.06)
Total from Distributions	(0.07)		(0.22)	(0.25)	(0.24)	(0.21)	(0.68)

Net Asset Value, at End of Period	$ 8.35		$ 7.96	$ 7.74	$ 7.36	$ 6.64	$ 7.81

Total Return **	5.78%		5.93%	8.63%	14.62%	(12.10)%	(11.65)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,180		$ 9,324	$ 11,067	$ 12,325	$ 11,925	$ 15,822
Before Waivers
Ratio of Expenses to Average Net Assets	2.52%	†	2.33%	2.27%	2.20%	2.37%	2.09%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.45%	†	3.19%	3.01%	3.29%	4.87%	6.35%
After Waivers
Ratio of Expenses to Average Net Assets	2.52%	†	2.33%	2.27%	2.20%	2.37%	2.09%
Ratio of Net Investment Income to Average Net Assets	2.45%	†	3.19%	3.01%	3.29%	4.87%	6.35%
Portfolio Turnover	22.78%		69.06%	19.62%	37.83%	99.76%	138.49%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends. Not annualized for period of less than one year.
† Annualized
The accompanying notes are an integral part of these financial statements.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2013 (UNAUDITED)

Note 1. Organization

The Fallen Angels Value Fund (“Value Fund”) and the Fallen Angels Income Fund (“Income Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of AMM Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on June 20, 2006.  The Funds commenced operations on November 10, 2006. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Funds are the only series currently authorized by the Board of Trustees (“the Board”).  The investment adviser to the Funds is American Money Management, LLC (the “Advisor”).

The Value Fund’s investment objective is to seek long-term capital appreciation. The Income Fund’s investment objective is to seek high current income with the potential for capital appreciation.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation- Each Funds’ assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value the Funds’ assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair Valuation- The investment in 45,000 shares of Sea Containers Ltd., in the Income Fund, has been valued at $.00 per share.  This security has been valued according to the fair value pricing policies of the Funds.

Option Writing- When either Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Repurchase Agreements- In connection with transactions in repurchase agreements, it is the Funds’ policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by a Fund may be delayed or limited.

Financial Futures Contracts- The Funds may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, A Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Short Sales- The Funds may sell a security that they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2009-2012, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended January 31, 2013, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Share Valuation – The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m. Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. Each Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing – Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Each Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders- Each Fund typically will distribute substantially all of its net investment income in the form of dividends and capital gains to its shareholders. The Value Fund will distribute dividends and capital gains annually, and expects that distributions will consist primarily of capital gains. The Income Fund will distribute dividends monthly and capital gains annually, and expects that distributions will consist primarily of ordinary income. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3. Investment Management and Service Agreements

The Trust has a management agreement (the “Management Agreement”) with the Advisor pursuant to which the Advisor, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investments program for the Funds consistent with each Funds investment objective and policies.  Under the Management Agreement, each Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% per Fund. For the six months ended January 31, 2013, the Advisor earned a fee of $49,511 and $46,508 for the Value Fund and Income Fund, respectively. The Funds owed the Advisor management fees of $8,166 and $7,763 for the Value Fund and Income Fund, respectively, as of January 31, 2013.

The Trust also has an administration agreement with the Advisor to furnish sponsorship, administrative and supervisory services as may from time to time be reasonably requested by the Trust and in general to provide supervision of the overall operations of the Trust. Under this agreement, each Fund pays the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25%. For the six months ended January 31, 2013, the Advisor earned a fee of $12,378 and $11,627 from the Value Fund and Income Fund, respectively.  The Funds owed the Advisor administrative fees of $2,042 and $1,941 for the Value Fund and Income Fund, respectively, as of January 31, 2013.

The Funds have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Funds pay the Advisor for certain distribution and promotion expenses activities which are primarily intended to result in the sale of the Funds’ shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Funds’ incur such distribution expenses at the rate of 0.25% per annum of the Funds average net assets. For the six months ended January 31, 2013, distribution (12b-1) fees of the Plan accrued fees of $12,378 and $11,627 under the plan from the Value Fund and Income Fund, respectively. The Funds owed the Advisor $2,035 and $1,917 for the Value Fund and Income Fund, respectively as of January 31, 2013.

Note 4. Related Party Transactions

Gabriel B. Wisdom is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Wisdom receives benefits from the Advisor resulting from management, administration and distribution (12b-1) fees paid to the Advisor by the Funds.

Note 5. Options

Transactions in written call options for the Income Fund during the six months ended January 31, 2013 were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at July 31, 2012	39	$ 2,964
Options written	445	41,013
Options exercised	(116)	(14,504)
Options expired	(102)	(9,501)
Options terminated in closing purchase transaction	(47)	(5,845)
Options outstanding at January 31, 2013	219	$ 14,127

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended January 31, 2013, by the Income Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Call options Written & Purchased	Realized Gain on Options	$4,792	Change in Unrealized Appreciation on Options	$4,925

The selling of written call options may tend to reduce the volatility of the Income Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Income Fund’s gain on the underlying securities.  Written call options expose the Income Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 6. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at January 31, 2013 was $13,179,860 and $13,370,552 representing 1,141,610 and 1,099,722 shares outstanding for the Value Fund and Income Fund, respectively.

Transactions in capital stock for the period ended January 31, 2013 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	33,293	$ 269,662	63,719	$ 517,061
Shares issued in reinvestment of distributions	-	-	9,337	75,156
Shares redeemed	(182,598)	(1,481,831)	(144,327)	(1,172,933)
Net Increase (decrease)	(149,305)	$(1,212,169)	(71,271)	$ (580,716)

Transactions in capital stock for the fiscal year ended July 31, 2012 were as follows:

	Value Fund		Income Fund
	Shares	Amount	Shares	Amount
Shares Sold	75,593	$ 605,084	87,379	$ 672,955
Shares issued in reinvestment of distributions	-	-	37,625	285,468
Shares redeemed	(321,349)	(2,481,957)	(384,362)	(2,926,745)
Net Increase (decrease)	(245,756)	$(1,876,873)	(259,358)	$(1,968,322)

Note 7. Investment Transactions

For the six months ended January 31, 2013, purchases and sales of investment securities other than U.S. Government obligations aggregated $299,990 and $1,808,932 for the Value Fund and $2,128,722 and $1,900,153 for the Income Fund, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0 for the Value Fund and $507,943 and $263,000 for the Income Fund.

Note 8. Tax Matters

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at July 31, 2012, the following represents the tax basis capital gains and losses:

	Value Fund	Income Fund

Undistributed ordinary income	$-0-	$213,080

Capital loss carryforward expiring 7/31/2017+	$1,094,601	$2,826,776
Capital loss carryforward expiring 7/31/2018+	1,647,626	2,126,805
Capital loss carryforward expiring 7/31/2019+	-0-	329,037
	$2,742,227	$5,282,618

Post-October capital loss deferrals
realized between 11/1/11 and 7/31/12*	$31,455	$-

As of January 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

Gross unrealized appreciation on investment securities	$917,778	$954,789
Gross unrealized depreciation on investment securities	(1,937,266)	(158,508)
Net unrealized appreciation on investment securities	$(1,019,488)	$796,281

Cost of investment securities, including short-term investments**	$10,400,658	$8,453,948

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Funds in future years through the expiration date. The Funds will not make distributions from capital gains while a capital loss carryforward remains.

The Income Fund paid distributions in the amount of $75,965, from ordinary income, for the six months ended January 31, 2013.

The Income Fund paid distributions in the amount of $288,230, from ordinary income, for the year ended July 31, 2012.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9.  The Regulated Investment Company Modernization Act of 2010

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Funds’ fiscal year ending July 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

Note 10. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of January 31, 2013, Charles Schwab for the benefit of its customers owned, in aggregate, approximately 90.91% and 88.15% of the Value Fund and Income Fund, respectively, and may be deemed to control the Funds.

Note 11. New Accounting Pronouncement.

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The Pronouncement requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact that this Pronouncement may have on the Fund’s financial statements.

AMM Funds
Expense Illustration
January 31, 2013 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees, 12b-1 distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2012 through January 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2012	January 31, 2013	August 1, 2012 to January 31, 2013

Actual	$1,000.00	$1,074.17	$12.70
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.96	$12.33

* Expenses are equal to the Fund's annualized expense ratio of 2.43%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	August 1, 2012	January 31, 2013	August 1, 2012 to January 31, 2013

Actual	$1,000.00	$1,057.83	$13.07
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.50	$12.78

* Expenses are equal to the Fund's annualized expense ratio of 2.52%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

TRUSTEES AND OFFICERS

JANUARY 31, 2013 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Age	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Directorships
Kelly C. Huang c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 46	Trustee since August 2006.	2	Management Consultant, self-employed (2002-present); Instructor, UCSD Extension (2009-present)
Ingram S. Chodorow P.O. Box 675167, Rancho Santa Fe, CA 92067 Age: 73	Trustee since August 2006.	2	President/CEO, Elsac Group, Inc.(2009), (investments), President/CEO, Placontrol, Inc. (1973-2009) (oral care products)
Linda J. Rock 1946 Zapo St. Del Mar, CA 92014 Age: 55	Trustee since August 2006.	2	Management consultant, self-employed (1990-present)
Miro Copic c/o American Money Management P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 51	Trustee since August 2006.	2	President/CEO, BottomLine Marketing (2001-present) (marketing)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940 as amended, and each officer of the Trust.

Name, Address, and Age	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Directorships
Gabriel B. Wisdom[1] P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 63	Trustee since June 2006; President since August 2006.	2	Chief Executive Officer and Managing Director, American Money Management, LLC (1999 to present)
Michael J. Moore P.O. Box 675203 Rancho Santa Fe, CA 92067 Age: 36	Treasurer since August 2006; Secretary since March 2012.	N/A	Chief Investment Officer, American Money Management (2001 to present)

1 Gabriel B. Wisdom is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is an officer of the Trust and President of the Funds' investment adviser.

AMM FUNDS

THE FALLEN ANGELS VALUE FUND

THE FALLEN ANGELS INCOME FUND

ADDITIONAL INFORMATION

JANUARY 31, 2013 (UNAUDITED)

Additional Information

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (866) 663-8023 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

The Funds’ Advisor is responsible for exercising the voting rights associated with the securities held by the Funds.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (866) 663-8023.  It is also included in the Funds’ SAI, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended July 31, are available without charge upon request by (1) calling the Funds at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at (866) 663-8023.

Management Agreement Renewal

At an in person Board meeting, held September 25, 2012, the Trustees conducted deliberations relating to the renewal of the Management Agreement between the Adviser and the Trust.  Trust counsel and the Trustees reviewed a memorandum provided to the Trustees noting the review must include, but not be limited to:  (1) investment performance of each Fund and the Adviser; (2) the nature, extent and quality of services provided to the Funds; (3) costs of the services and profits of the Adviser (including any affiliates); (4) economies of scale realized as the Funds grow; and (5) whether fees indicate that the Funds benefit or share in the economies of scale.  The Trustees' review was informed by a memorandum provided by the Adviser as well as by supplemental information provided by the Adviser.  As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that the Trustees had received throughout the year as part of their ongoing oversight of the Funds and their operations.

Performance

As to each Fund's performance, the Trustees reviewed performance information relative-to-index and peer group for each Fund over varying time periods, including 3-month, 1-year, 3-year, 5-year and since-inception periods provided by the Adviser, which was derived, in part, from a Morningstar mutual fund database.  The Trustees noted the total return of the Value Fund for each of the periods presented was lower than the S&P 500 Index.  Similarly, the Value Fund's total return was lower than the peer group of Morningstar Large Blend similar-sized funds employing a similar investment strategy.  However, performance of the peer group for the since-inception was not available.  Additionally, the Trustees noted that the total return of the Value Fund for the 1-year period ended July 31, 2012 of -6.35%, which was 15.48% and 22.80% below the index and peer group, respectively.  They further noted this performance gap was larger than past performance gaps.  Nonetheless, the Trustees stated that the Adviser's re-focused investment strategy was promising.  Specifically, they noted the Adviser is re-emphasizing "fallen angel" value issuers that are typically smaller, fast-growing or recovering companies with strong or improving balance sheets and reducing allocation to low-yielding cash equivalents.  They stated they concurred with the Adviser's view that these fallen angels should provide compelling expected gains or income opportunities for the Fund.  Additionally, they noted the Adviser has been restructuring the Value Fund's portfolio and that 90% of the Fund holdings were less than 2 years old.  Overall, the Trustees concluded that even though the Fund's performance had been below expectations, the Adviser's re-focused strategy was compelling and merited further time to come to fruition.

The Trustees noted the total return of the Income Fund for the 1-year period ended July 31, 2012, of 5.93% was 3.89% above the Dow Jones US Moderate Portfolio index but 4.72 % below the peer group of Morningstar Moderate Allocation similar-sized funds employing a similar investment strategy.  Furthermore, the Trustees noted that the Fund lagged the index over the 3-year, 5-year and since-inception periods while the Fund outperformed in the peer group over the 3-year period but underperformed slightly over the 5-year period.  However, performance of the peer group for the since-inception was not available.  They further noted the Fund's performance is generally improving based on the Adviser's re-focused investment strategy that is increasing allocation to high yield debt securities, de-emphasizing lower-yielding U.S. Treasury securities and generation additional returns through cover call writing.  Furthermore, they noted the Adviser is seeking opportunistic investments including income-paying securities of "fallen angel" issuers that are typically smaller, fast-growing or recovering companies with strong or improving balance sheets.  They stated they concurred with the Adviser's view that the revised strategy should provide compelling expected gains or income opportunities for the Fund.  Overall, the Trustees concluded that even though the Fund's performance had generally been below expectations, the Adviser's re-focused strategy was producing favorable results and merited further time to produce a longer track record.

After further discussion, it was the consensus of the Trustees that while each Fund's performance had generally been below expectations, in light of the Adviser's plans to improve performance, satisfactory, subject to quarterly or more frequent monitoring on an as-needed basis.

Nature, Extent and Quality of Services

As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy and strategy.  In addition, the Trustees reviewed the Adviser's Form ADV Part I and Part II which described the operations and policies of the Adviser.  The Trustees also reviewed a description of the organizational structure of the Adviser, including a description of each employee's title, responsibilities and position within the reporting hierarchy of the Adviser.  The Trustees observed that the Adviser had expanded its portfolio management staff by adding Mr. Busch to serve as one of the portfolio managers for the Income Fund and to provide general investment support for the Funds.  The Trustees noted that the Adviser is adequately staffed relative to its responsibilities and obligations to the Funds.  They also observed that the Adviser's operational and compliance processes are well-designed and give the Trustees confidence that the Funds will be managed in conformity with their respective investment objectives and restrictions.

Additionally, the Trustees noted some of the prominent features of the Adviser's investment process, including periodic meetings of its investment committee, which reviews financial market developments and the Adviser's approved investments.  The Trustees also noted that the extent of services provided to the Funds is greater than most funds in that the Adviser expends significant resources and personnel time promoting the Funds via radio and promotional investment seminars.  In particular, the Trustees noted total compensation paid to financial intermediaries and other distribution-related expenses such as advertising, exceeded 12b-1 fees collected from the Funds, and the Adviser bears those excess expenses.  They also noted the Adviser certified that it had complied with the Trust's Code of Ethics.  The Board also reviewed the Adviser's unaudited financial statements.  Mr. Wisdom discussed the Adviser's personnel and their Fund-related responsibilities.  The Board discussed the compliance activities of Mr. Moore who serves as Chief Compliance Officer of the Fund and Adviser.  Based on the information in the report and their discussions with Mr. Wisdom, Mr. Moore, and Mr. Busch, the Trustees concluded that the Adviser has generally provided high quality advisory services to the Funds, and that the nature and extent of services provided by the Adviser were consistent with the Board's expectations.

Costs of Services and Profits

The Trustees then reviewed information comparing the expense ratio of each Fund to those of its peer group.  Mr. Wisdom informed the Board that the Income Fund and the Value Fund had expense ratios (including acquired fund fees and expenses) of approximately 2.58% and 2.27%, respectively, and each had advisory fees of 1.00%.  They also discussed the 0.25% administration fee paid by each Fund to the Adviser and the indirect benefits to the Adviser from the Rule 12b-1 fees.  The Trustees noted that while each Fund's expenses, including management fees, were above those of their Morningstar peer group, they were in a range of reasonable expectations when compared to the peer group of funds with similar investment objectives and similar asset sizes.  Additionally, the Trustees noted that while each Fund's management fee was above those of the respective Morningstar peer group, they were within the range of management fees paid by the peer group funds, although the Income Fund management fees were at the upper end of the range.  The Trustees concluded the each Fund's management fee was fair and reasonable particularly considering the small size of each Fund.

As to per-Fund costs incurred by and profits realized by the Adviser, the Board reviewed information regarding the Adviser's per-Fund income from management, 12b-1 and administrative fees and related per-Fund expenses.  The Trustees observed that the Adviser generates modest profits from management and administrative services and no profits from 12b-1 fees.  The Trustees discussed the reasonableness of the Adviser's expense allocation method across the three sources of revenue and determined the Adviser does not appear to have an excessively high profit margin.  After discussion regarding the Adviser's financial position, the Board concluded that the Adviser has adequate resources to fulfill its responsibilities to the Funds.  The Trustees determined that the Adviser was not excessively profitable.

Economies of Scale

The Trustees discussed economies of scale for each Fund and mechanisms by which these economies might be shared with the Funds.  The Trustees concluded that means of sharing these economies was not yet relevant at this time due to the small size of the Funds, but that the issue would be considered again on a Fund specific basis as the Funds grow.

Conclusion

The Trustees determined that the overall arrangement for each Fund provided under the terms of the Management Agreement was a reasonable business arrangement and that renewal of the Management Agreement was in the best interests of the Trust and each Fund's shareholders.

Board of Trustees

Ingram S. Chodorow

Miro Copic

Kelly C. Huang

Linda J. Rock

Gabriel B. Wisdom

Investment Adviser

American Money Management, LLC

P.O. Box 675203

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the AMM Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

AMM Funds

By /s/ Gabriel B. Wisdom, President

     Gabriel B. Wisdom

     President

Date: April 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gabriel B. Wisdom, President

      Gabriel B. Wisdom

      President

Date April 3, 2013

By /s/ Michael Moore

      Michael Moore

      Secretary

Date April 3, 2013